Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning balance	¥ 12,953
Other comprehensive income (loss) before reclassifications	45,558
Amounts reclassified from accumulated other comprehensive income (loss)	(135)
Net change during the current period other comprehensive income (loss)	45,423
Accumulated Other Comprehensive Income (Loss), Ending balance	58,376
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning balance	12,636
Other comprehensive income (loss) before reclassifications	41,903
Net change during the current period other comprehensive income (loss)	41,903
Accumulated Other Comprehensive Income (Loss), Ending balance	54,539
Unrealized gains (losses) from securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning balance	1,187
Other comprehensive income (loss) before reclassifications	3,145
Amounts reclassified from accumulated other comprehensive income (loss)	(147)
Net change during the current period other comprehensive income (loss)	2,998
Accumulated Other Comprehensive Income (Loss), Ending balance	4,185
Unrealized gains (losses) from derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning balance	242
Other comprehensive income (loss) before reclassifications	(244)
Amounts reclassified from accumulated other comprehensive income (loss)	(22)
Net change during the current period other comprehensive income (loss)	(266)
Accumulated Other Comprehensive Income (Loss), Ending balance	(24)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning balance	(1,112)
Other comprehensive income (loss) before reclassifications	754
Amounts reclassified from accumulated other comprehensive income (loss)	34
Net change during the current period other comprehensive income (loss)	788
Accumulated Other Comprehensive Income (Loss), Ending balance	¥ (324)